Long-Term Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Long-Term Employee Benefit Liabilities

16. LONG-TERM EMPLOYEE BENEFIT LIABILITIES

Long-term employee benefit liabilities consist of:

	2013	2012	2011

Defined benefit pension plans and other [a]	$149	$212	$128
Termination and long service arrangements [b]	343	304	244
Retirement medical benefits plans [c]	34	39	37
Other long-term employee benefits	6	5	10

Long-term employee benefit obligations	$532	$560	$419

[a]	Defined benefit pension plans

The Company sponsors a number of defined benefit pension plans and similar arrangements for its employees. All pension plans are funded to at least the minimum legal funding requirements, while European defined benefit pension plans are unfunded.

The weighted average significant actuarial assumptions adopted in measuring the Company’s obligations and costs are as follows:

	2013	2012	2011

Projected benefit obligation
Discount rate	4.7%	4.1%	4.7%
Rate of compensation increase	2.9%	2.8%	2.8%

Net periodic benefit cost
Discount rate	4.1%	4.7%	5.2%
Rate of compensation increase	2.8%	2.8%	2.7%
Expected return on plan assets	6.5%	7.0%	7.1%

Information about the Company’s defined benefit pension plans is as follows:

	2013	2012	2011

Projected benefit obligation
Beginning of year	$502	$388	$337
Current service cost	13	11	10
Interest cost	19	18	19
Actuarial (gains) losses and changes in actuarial assumptions	(56)	50	42
Benefits paid	(18)	(18)	(13)
Special termination benefit	0	0	1
Acquisition	0	47	0
Divestitures	0	0	(3)
Foreign exchange	(6)	6	(5)

End of year	454	502	388

Plan assets at fair value
Beginning of year	288	259	253
Return on plan assets	38	26	0
Employer contributions	30	19	24
Benefits paid	(18)	(19)	(14)
Foreign exchange	(10)	3	(4)

End of year	328	288	259

Ending funded status	$126	$214	$129

Amounts recorded in the consolidated balance sheet
Non-current asset [note 12]	$(26)	$0	$(1)
Current liability	3	2	2
Non-current liability	149	212	128

Net amount	$126	$214	$129

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(61)	$(141)	$(101)

Net periodic benefit cost
Current service cost	$13	$11	$10
Interest cost	19	18	19
Return on plan assets	(19)	(19)	(19)
Actuarial losses	5	3	1
Special termination benefit	0	0	1

Net periodic benefit cost	$18	$13	$12

[b]	Termination and long service arrangements

Pursuant to labour laws and national labour agreements in certain European countries and Mexico, the Company is obligated to provide lump sum termination payments to employees on retirement or involuntary termination, and long service payments contingent upon persons reaching a predefined number of years of service.

The weighted average significant actuarial assumptions adopted in measuring the Company’s projected termination and long service benefit obligations and net periodic benefit cost are as follows:

	2013	2012	2011

Discount rate	3.9%	4.2%	5.4%
Rate of compensation increase	3.9%	3.9%	4.0%

Information about the Company’s termination and long service arrangements is as follows:

	2013	2012	2011

Projected benefit obligation
Beginning of year	$314	$252	$235
Current service cost	24	16	15
Interest cost	13	13	10
Actuarial losses and changes in actuarial assumptions	12	41	14
Benefits paid	(21)	(13)	(12)
Acquisition	0	2	0
Curtailment	0	(4)	0
Foreign exchange	12	7	(10)

Ending funded status	$354	$314	$252

Amounts recorded in the consolidated balance sheet
Current liability	$11	$10	$8
Non-current liability	343	304	244

Net amount	$354	$314	$252

Amounts recorded in accumulated other comprehensive income
Unrecognized actuarial losses	$(82)	$(74)	$(45)

Net periodic benefit cost
Current service cost	$24	$16	$15
Interest cost	13	13	10
Actuarial losses	4	12	6

Net periodic benefit cost	$41	$41	$31

[c]	Retirement medical benefits plans

The Company sponsors a number of retirement medical plans which were assumed on certain acquisitions in prior years. These plans are frozen to new employees and incur no current service costs.

In addition, the Company sponsors a retirement medical benefits plan that was amended during 2009 such that substantially all employees retiring on or after August 1, 2009 no longer participate in the plan.

The weighted average discount rates used in measuring the Company’s projected retirement medical benefit obligations and net periodic benefit cost are as follows:

	2013	2012	2011

Retirement medical benefit obligations	4.5%	3.6%	4.2%
Net periodic benefit cost	3.6%	4.2%	5.4%
Health care cost inflation	7.7%	8.0%	9.2%

Information about the Company’s retirement medical benefits plans are as follows:

	2013	2012	2011

Projected benefit obligation
Beginning of year	$41	$39	$36
Interest cost	2	2	2
Actuarial (gains) losses and changes in actuarial assumptions	(4)	3	4
Benefits paid	(2)	(3)	(3)
Foreign exchange	(1)	0	0

Ending funded status	$36	$41	$39

Amounts recorded in the consolidated balance sheet
Current liability	$2	$2	$2
Non-current liability	34	39	37

Net amount	$36	$41	$39

Amounts recorded in accumulated other comprehensive income
Unrecognized past service costs	$2	$3	$3
Unrecognized actuarial gains	10	8	12

Total accumulated other comprehensive income	$12	$11	$15

Net periodic benefit cost
Interest cost	$2	$2	$2
Actuarial gains	(2)	(1)	(1)
Past service cost amortization	(1)	0	(1)

Net periodic benefit cost	$(1)	$1	$0

The effect of a one-percentage point increase or decrease in health care trend rates would not have a significant impact on the Company’s income.

[d]	Future benefit payments

	Defined benefit pension plans	Termination and long service arrangements	Retirement medical benefits plans	Total

Expected employer contributions – 2014	$33	$11	$2	$46

Expected benefit payments:
2014	$17	$11	$2	$30
2015	17	10	2	29
2016	17	10	2	29
2017	18	11	3	32
2018	18	14	2	34
Thereafter	104	104	12	220

	$191	$160	$23	$374

[e]	Plan assets

The asset allocation of the Company’s defined benefit pension plans at December 31, 2013 and 2012, and the target allocation for 2014 is as follows:

	2014	2013	2012

Equity securities	55-75%	58%	57%
Fixed income securities	25-45%	41%	42%
Cash and cash equivalents	0-15%	1%	1%

	100%	100%	100%

The expected rate of return on plan assets was determined by considering the Company’s current investment mix, the historic performance of these investment categories and expected future performance of these investment categories.